UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08748
Wanger Advisors Trust
(Exact name of registrant as specified in charter)

71 S Wacker Dr.
Suite 2500
Chicago, IL 60606, USA
(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, Massachusetts 02210

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, Massachusetts 02210

Mary C. Moynihan
Perkins Coie LLP
700 13th Street, NW
Suite 800
Washington, DC 20005

(Name and address of agent for service)
Registrant's telephone number, including area code:
(312)

634-9200
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Wanger International
WSCAX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Wanger International (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Wanger International	$ 56	1.14%
Key Fund Statistics
Fund net assets	$ 306,644,138
Total number of portfolio holdings	73
Portfolio turnover for the reporting period	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net asse
ts.
Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Dreyfus Government Cash Management Fund, Institutional Shares, 5.191% 01/07/2022	3.4%
Auto Trader Group PLC	3.2%
Munters Group AB	2.9%
Belimo Holding AG, Registered Shares	2.8%
Pro Medicus Ltd.	2.7%
Intermediate Capital Group PLC	2.5%
Hypoport SE	2.3%
BE Semiconductor Industries NV	2.2%
IMCD NV	2.1%
Rightmove PLC	2.1%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, fed eral tax i
nformation a
nd proxy
voting information, visit the Fund’s website included at the beginning of this report.
Columbia Wanger funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Wanger International
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Wanger International | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 6.4%
CAR Group Ltd.	218,250	5,109,702
IDP Education Ltd.(a)	621,038	6,249,793
Pro Medicus Ltd.	87,134	8,275,332
Total		19,634,827
Brazil 2.0%
TOTVS SA	506,084	2,756,705
Wheaton Precious Metals Corp.	66,798	3,502,373
Total		6,259,078
Canada 4.4%
Altus Group Ltd.	141,425	5,222,610
ARC Resources Ltd.	93,615	1,670,364
Richelieu Hardware Ltd.	107,817	3,246,213
Whitecap Resources, Inc.	474,816	3,474,221
Total		13,613,408
China 2.2%
Proya Cosmetics Co., Ltd., Class A	95,100	1,449,427
Silergy Corp.	372,000	5,276,566
Total		6,725,993
Finland 1.6%
Valmet OYJ(a)	173,536	4,966,476
France 1.3%
Robertet SA	4,378	3,830,602
Germany 9.5%
Amadeus Fire AG	14,551	1,654,432
CTS Eventim AG & Co. KGaA	71,150	5,923,194
Hypoport SE(b)	22,073	7,067,666
Jenoptik AG	112,720	3,256,278
Nemetschek SE	56,430	5,509,086
Washtec AG	133,686	5,626,621
Total		29,037,277
Common Stocks (continued)
Issuer	Shares	Value ($)
India 4.1%
Cholamandalam Investment and Finance Co., Ltd.	205,034	3,493,860
Max Healthcare Institute Ltd.	268,942	3,028,918
Phoenix Mills Ltd. (The)	79,429	3,411,852
Polycab India Ltd.(b)	33,276	2,687,150
Total		12,621,780
Ireland 1.1%
Bank of Ireland Group PLC	327,048	3,416,493
Italy 4.0%
Amplifon SpA	178,880	6,360,959
Carel Industries SpA	262,126	4,856,523
GVS SpA(b)	164,075	1,158,648
Total		12,376,130
Japan 16.1%
Capcom Co., Ltd.	315,400	5,966,387
Daiseki Co., Ltd.	246,280	5,754,934
Fuso Chemical Co., Ltd.	210,400	5,387,639
Gunma Bank Ltd. (The)	300,700	1,936,951
Kokusai Electric Corp.	97,100	2,855,051
Macnica Holdings, Inc.	62,400	2,622,209
NGK Spark Plug Co., Ltd.	141,400	4,123,308
Nomura Real Estate Holdings, Inc.	80,800	2,034,011
Omron Corp.	44,000	1,523,638
PAL GROUP Holdings Co., Ltd.	98,800	1,112,363
Simplex Holdings, Inc.	243,200	4,306,432
Solasto Corp.	1,525,200	4,428,036
Sundrug Co., Ltd.	104,500	2,636,520
Suntory Beverage & Food Ltd.	50,000	1,775,811
Yaskawa Electric Corp.	81,000	2,920,778
Total		49,384,068
Mexico 3.7%
Corporación Inmobiliaria Vesta SAB de CV	1,829,730	5,484,689
Grupo Aeroportuario del Centro Norte SAB de CV	353,118	2,996,533
La Comer SAB de CV	1,379,263	2,684,644
Total		11,165,866
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 4.3%
BE Semiconductor Industries NV	40,068	6,693,412
IMCD NV	47,359	6,528,316
Total		13,221,728
New Zealand 1.7%
Fisher & Paykel Healthcare Corp., Ltd.	289,545	5,299,611
Norway 0.5%
AutoStore Holdings Ltd.(b),(c)	1,196,611	1,403,393
Sweden 3.9%
AddTech AB, B Shares	119,452	2,978,847
Munters Group AB	470,907	8,868,942
Total		11,847,789
Switzerland 7.7%
Belimo Holding AG, Registered Shares	17,034	8,543,876
Inficon Holding AG	3,432	5,192,422
Kardex Holding AG	13,078	3,325,702
Tecan Group AG, Registered Shares	13,413	4,490,903
VAT Group AG	3,620	2,044,058
Total		23,596,961
Taiwan 5.8%
Parade Technologies Ltd.	188,000	4,832,718
Sinbon Electronics Co., Ltd.	513,000	4,615,508
Universal Vision Biotechnology Co., Ltd.	273,148	2,097,759
Voltronic Power Technology Corp.	102,495	6,068,363
Total		17,614,348
United Kingdom 15.5%
Ashtead Group PLC	38,475	2,565,271
Auto Trader Group PLC	980,233	9,866,214
ConvaTec Group PLC	1,299,653	3,850,505
Genus PLC	244,269	5,070,395
Common Stocks (continued)
Issuer	Shares	Value ($)
Howden Joinery Group PLC	309,997	3,428,549
Intermediate Capital Group PLC	278,494	7,637,504
Rentokil Initial PLC	453,464	2,633,539
Rightmove PLC	943,556	6,369,064
Safestore Holdings PLC	638,126	6,189,281
Total		47,610,322
United States 1.8%
Inter Parfums, Inc.	46,932	5,445,520
Vietnam 1.4%
FPT Corp.	863,019	4,417,034
Total Common Stocks (Cost $252,235,917)		303,488,704

Securities Lending Collateral 3.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.191%(d),(e)	10,439,340	10,439,340
Total Securities Lending Collateral (Cost $10,439,340)		10,439,340

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(d),(f)	2,702,833	2,702,023
Total Money Market Funds (Cost $2,702,003)		2,702,023
Total Investments in Securities (Cost $265,377,260)		316,630,067
Obligation to Return Collateral for Securities Loaned		(10,439,340)
Other Assets & Liabilities, Net		453,411
Net Assets		$306,644,138
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at June 30, 2024. The total market value of securities on loan at June 30, 2024 was $9,928,727.
(b)	Non-income producing investment.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $1,403,393, which represents 0.46% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(e)	Investment made with cash collateral received from securities lending activity.
The accompanying Notes to Financial Statements are an integral part of this statement.

Wanger International  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	11,817,183	17,973,358	(27,088,267)	(251)	2,702,023	(796)	185,816	2,702,833
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■
  Level 1 – quoted prices in active markets for identical securities
■
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■
  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized the Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	19,634,827	—	19,634,827
Brazil	6,259,078	—	—	6,259,078
Canada	13,613,408	—	—	13,613,408
China	—	6,725,993	—	6,725,993
Finland	—	4,966,476	—	4,966,476
France	—	3,830,602	—	3,830,602
Germany	—	29,037,277	—	29,037,277
India	—	12,621,780	—	12,621,780
Ireland	—	3,416,493	—	3,416,493
Italy	—	12,376,130	—	12,376,130
Japan	—	49,384,068	—	49,384,068
Mexico	11,165,866	—	—	11,165,866
Netherlands	—	13,221,728	—	13,221,728
New Zealand	—	5,299,611	—	5,299,611
Norway	—	1,403,393	—	1,403,393
Sweden	—	11,847,789	—	11,847,789
Switzerland	—	23,596,961	—	23,596,961
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Taiwan	—	17,614,348	—	17,614,348
United Kingdom	—	47,610,322	—	47,610,322
United States	5,445,520	—	—	5,445,520
Vietnam	—	4,417,034	—	4,417,034
Total Common Stocks	36,483,872	267,004,832	—	303,488,704
Securities Lending Collateral	10,439,340	—	—	10,439,340
Money Market Funds	2,702,023	—	—	2,702,023
Total Investments in Securities	49,625,235	267,004,832	—	316,630,067
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.

Wanger International  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value*
Unaffiliated issuers (cost $262,675,257)	$313,928,044
Affiliated issuers (cost $2,702,003)	2,702,023
Receivable for:
Investments sold	793,870
Capital shares sold	21,159
Dividends	313,627
Securities lending income	905
Foreign tax reclaims	463,007
Expense reimbursement due from Investment Manager	899
Prepaid expenses	2,733
Total assets	318,226,267
Liabilities
Foreign currency (cost $352)	352
Due upon return of securities on loan	10,439,340
Payable for:
Capital shares redeemed	255,584
Foreign capital gains taxes deferred	474,879
Investment advisory fee	8,353
Service fees	46,586
Administration fees	422
Compensation of board members	807
Other expenses	53,321
Deferred compensation of board members	302,485
Total liabilities	11,582,129
Net assets applicable to outstanding capital stock	$306,644,138
Represented by
Paid in capital	258,707,197
Total distributable earnings (loss)	47,936,941
Total - representing net assets applicable to outstanding capital stock	$306,644,138
Shares outstanding	15,449,314
Net asset value per share	19.85
* Includes the value of securities on loan	9,928,727
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,924,494
Dividends — affiliated issuers	185,816
Income from securities lending — net	8,928
Foreign taxes withheld	(381,858)
Total income	3,737,380
Expenses:
Investment advisory fee	1,537,102
Service fees	172,565
Administration fees	77,797
Custodian fees	29,691
Printing and postage fees	22,295
Accounting services fees	15,229
Legal fees	41,293
Compensation of chief compliance officer	1,087
Compensation of board members	21,243
Deferred compensation of board members	43,750
Other	11,703
Total expenses	1,973,755
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(199,974)
Total net expenses	1,773,781
Net investment income	1,963,599
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,534,019
Investments — affiliated issuers	(796)
Foreign currency translations	(53,842)
Net realized gain	4,479,381
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(11,761,392)
Investments — affiliated issuers	(251)
Foreign currency translations	(13,207)
Foreign capital gains tax	(474,879)
Net change in unrealized appreciation (depreciation)	(12,249,729)
Net realized and unrealized loss	(7,770,348)
Net decrease in net assets resulting from operations	$(5,806,749)
The accompanying Notes to Financial Statements are an integral part of this statement.

Wanger International  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$1,963,599	$1,472,306
Net realized gain	4,479,381	6,301,281
Net change in unrealized appreciation (depreciation)	(12,249,729)	42,538,963
Net increase (decrease) in net assets resulting from operations	(5,806,749)	50,312,550
Distributions to shareholders
Net investment income and net realized gains	(2,841,799)	(999,928)
Total distributions to shareholders	(2,841,799)	(999,928)
Decrease in net assets from capital stock activity	(13,941,819)	(29,287,360)
Total increase (decrease) in net assets	(22,590,367)	20,025,262
Net assets at beginning of period	329,234,505	309,209,243
Net assets at end of period	$306,644,138	$329,234,505

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	168,513	3,347,106	351,905	6,530,287
Distributions reinvested	140,128	2,841,799	50,655	999,928
Shares redeemed	(1,015,090)	(20,130,724)	(1,940,736)	(36,817,575)
Total net decrease	(706,449)	(13,941,819)	(1,538,176)	(29,287,360)
The accompanying Notes to Financial Statements are an integral part of this statement.
Wanger International  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$20.38	$17.48	$32.62	$28.03	$26.00	$22.20
Income from investment operations:
Net investment income	0.12	0.09	0.15 (a)	0.02	0.07	0.24
Net realized and unrealized gain (loss)	(0.47)	2.87	(10.88)	5.21	3.31	6.08
Total from investment operations	(0.35)	2.96	(10.73)	5.23	3.38	6.32
Less distributions to shareholders from:
Net investment income	(0.18)	(0.06)	(0.22)	(0.17)	(0.48)	(0.20)
Net realized gains	—	—	(4.19)	(0.47)	(0.87)	(2.32)
Total distributions to shareholders	(0.18)	(0.06)	(4.41)	(0.64)	(1.35)	(2.52)
Net asset value, end of period	$19.85	$20.38	$17.48	$32.62	$28.03	$26.00
Total return	(1.72%)(b)	16.95%(b)	(33.84%)	18.81%	14.36%	29.99%(b)
Ratios to average net assets
Total gross expenses(c)	1.27%	1.27%	1.22%(d)	1.20%	1.25%	1.23%
Total net expenses(c)	1.14%	1.18%	1.22%(d)	1.20%	1.25%	1.20%
Net investment income	1.26%	0.46%	0.71%	0.06%	0.34%	1.01%
Supplemental data
Portfolio turnover	11%	40%	31%	36%	60%	42%
Net assets, end of period (in thousands)	$306,644	$329,235	$309,209	$492,743	$467,811	$475,562

Notes to Financial Highlights
(a)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(b)	Had the Investment Manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(c)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.02%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Wanger International  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Wanger International (the Fund), a series of Wanger Advisors Trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding participating variable annuity contracts and variable life insurance policies and may also be offered directly to certain qualified pension and retirement plans.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures approved by the Board of Trustees. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process approved by the Board of Trustees, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Wanger International  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the New York Stock Exchange is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Securities lending
The Fund may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks or other institutional borrowers of securities that the Fund’s securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Fund also receives a fee for the loan. The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeded the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically invests the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to the Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Fund’s lending agent, and borrower rebates. The Fund’s investment manager, Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM), does not retain any fees earned by the lending program. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of loss with respect to the investment of collateral. The net lending income earned by the Fund as of June 30, 2024, is included in the Statement of Operations.
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of June 30, 2024:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Wanger International
Securities lending transactions
Equity securities	$9,928,727	$—	$—	$—	$9,928,727
Gross amount of recognized liabilities for securities lending (collateral received)					10,439,340
Amounts due to counterparty in the event of default					$510,613

Wanger International  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2024:
Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	10,439,340
Total Liabilities	10,439,340
Total Financial and Derivative Net Assets	(10,439,340)
Financial Instruments	9,928,727
Net Amount (a)	(510,613)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, exchange traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital may be made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, intends to distribute substantially all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. The Fund meets the exception under Internal Revenue Code Section 4982(f) and the Fund expects not to be subject to federal excise tax.
Wanger International  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
Note 3. Fees and other transactions with affiliates
Investment management fees
CWAM is a wholly owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund’s business affairs.
CWAM receives a monthly advisory fee based on the Fund’s daily net assets at the following annual rates:
Average daily net assets	Annual fee rate
Up to $100 million	1.10%
$100 million to $250 million	0.95%
$250 million to $500 million	0.90%
$500 million to $1 billion	0.80%
$1 billion and over	0.72%
For the six months ended June 30, 2024, the annualized effective investment advisory fee rate was 0.99% of the Fund’s average daily net assets.
In June 2024, the Board of Trustees approved a reduction in the advisory fee rates payable to the Investment Manager by the Fund. The new advisory fee, which is effective September 3, 2024, is equal to a percentage of the Fund’s average daily net assets equal to 1.10% on the first $100 million, 0.94% from $100 million to $250 million, 0.90% from $250 million to $500 million, 0.74% from $500 million to $1 billion and 0.72% for $1 billion and over.
Advisory Affiliates
The Investment Manager and its investment advisory affiliates, including Columbia Management (Affiliates), may coordinate in providing services to their clients. These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. The Investment Manager engages employees of Affiliates to provide portfolio management services to the Fund. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.

Wanger International  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Specifically, pursuant to such arrangements, employees of Affiliates, including Columbia Management and Threadneedle International Limited, serve as “associated persons” of the Investment Manager and, in this capacity, serve as Fund portfolio managers and provide portfolio management services to the Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Fund’s Chief Compliance Officer, consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Fund’s compliance policies and procedures.
Administration fees
CWAM provides administrative services and receives an administration fee from the Fund at the following annual rates:
Aggregate average daily net assets of the Trust	Annual fee rate
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
For the six months ended June 30, 2024, the annualized effective administration fee rate was 0.05% of the Fund’s average daily net assets. CWAM has delegated to Columbia Management responsibility to provide certain sub-administrative services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Pursuant to the Transfer, Dividend Disbursing and Shareholder Servicing Agreement between the Fund and Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, the Fund bears a service fee paid to the Transfer Agent to compensate it for amounts paid to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for various sub-transfer agency and other shareholder services each Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Wanger International  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Distributor
Columbia Management Investment Distributors, Inc., a wholly owned subsidiary of Ameriprise Financial, serves as the Fund’s distributor and principal underwriter.
Other expenses waived/reimbursed by the Investment Manager and its affiliates
Through April 30, 2025, CWAM has contractually agreed to bear a portion of the Fund’s expenses so that its ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), will not exceed the annual rate of 1.14% of the Fund’s average daily net assets. This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that this agreement will continue after April 30, 2025.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
265,377,000	80,683,000	(29,430,000)	51,253,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(5,280,869)	—	(5,280,869)
Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions in the Fund for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $32,942,521 and $38,915,474, respectively, for the six months ended June 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate

Wanger International  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments
Wanger International  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Industrials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 57.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Wanger International  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 and below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Fund’s Board of Trustees approved changes to the principal investment strategies and the advisory fee rates (see Note 3) of the Fund. As a result, effective September 3, 2024 the Fund will align its principal investment strategies to invest at least 65% of its assets in developed markets and change the emerging markets mandate to an optional investment of up to 20% of fund net assets. Accordingly, the Fund’s primary and secondary benchmarks will be changed to the MSCI EAFE SMID Cap Growth Index (Net) and MSCI EAFE Index (Net) in keeping with the updated investment style’s greater focus on developed markets over emerging markets.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Wanger International  | 2024

 Board Consideration and Approval of Advisory
Agreement
(Unaudited)
Wanger Advisors Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages Wanger International (the “Fund”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of the Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for the Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve the continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Fund.
In connection with their most recent consideration of the Advisory Agreement for the Fund, the members of the Contract Committee and all Independent Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Ameriprise Financial, Inc. (“Ameriprise”), the parent of CWAM and Columbia Management, in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Independent Trustees had numerous opportunities to ask questions of, and request additional materials from, CWAM, Ameriprise and Columbia Threadneedle (composed of CWAM and its parent company, Columbia Management, along with certain other affiliates of Ameriprise).
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. The Contract Committee also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on five separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met informally on other occasions to receive the Contract Committee’s status reports and/or to discuss outstanding issues. In addition, the Performance Committee, which is also comprised exclusively of Independent Trustees, reviewed the performance of the Fund, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Audit & Compliance Committee of the Board (the “Audit & Compliance Committee”) made available relevant information with respect to matters within the realm of the Audit & Compliance Committee’s oversight responsibilities.
The materials reviewed by the Contract Committee and the Independent Trustees included, among other items: (i) information on the investment performance of the Fund relative to independently selected peer groups of funds and the Fund’s performance benchmark over various time periods, as presented and analyzed by an independent consultant; (ii) information on the Fund’s advisory fees and other expenses, including information comparing the Fund’s fees and expenses to those of a peer group of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and its affiliates, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Fund.
The Contract Committee and the Board also considered other information, such as: (i) CWAM’s financial condition; (ii) the Fund’s investment objective and strategy; (iii) the overall level of resources devoted to the Fund; (iv) the size, education, experience and resources of CWAM’s and its affiliates’ investment staff serving the Fund and their use of technology, including with respect to the liquidity risk management program and external research and trading cost measurement tools; (v) changes in investment and other personnel at CWAM and its affiliates; (vi) the compensation framework of the Fund’s portfolio managers; (vii) the allocation of the Fund’s brokerage, and the use of “soft” commission dollars to pay for research products and services; (viii) CWAM’s risk management program; (ix) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; and (x) CWAM’s and its affiliates’ conflicts of interest.

Wanger International  | 2024

Board Consideration and Approval of Advisory
Agreement (continued)
(Unaudited)
At a meeting held on June 12, 2024, the Board considered and unanimously approved the continuation of the Advisory Agreement. In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Independent Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
Nature, quality and extent of services
The Independent Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement, taking into account the investment objective and strategy of the Fund, its shareholder base and knowledge gained from meetings with management, which were held on at least a quarterly basis. They reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Fund. They also considered the resources dedicated specifically to CWAM by its parent company pursuant to the Advisory Agreement and the contribution of those resources to the portfolio management process. The Independent Trustees also took into account other services provided to the Fund by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Fund’s investment restrictions; monitoring and managing the Fund’s liquidity pursuant to the liquidity risk management program; providing support services for, and regular updates on the operations of the Fund to, the Board and committees of the Board; managing the Fund’s securities lending program; communicating with shareholders; serving as the Fund’s administrator and fund accountant; and overseeing the activities of the Fund’s other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. In addition, the Independent Trustees noted the quality of CWAM’s compliance record. They also considered CWAM’s and its affiliates’ extensive and focused efforts to improve the performance of the Fund and believed they were reasonable and appropriate.
The Independent Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to the Fund under the Advisory Agreement were appropriate for the Fund and that the Fund was likely to benefit from the continued provision of those services by CWAM and its affiliates. They also concluded that CWAM and its affiliates had sufficient personnel, with appropriate education and experience, to serve the Fund effectively.
Performance of the Fund
The Independent Trustees reviewed information comparing the Fund’s performance with that of comparable funds and peer groups as identified by independent consultant Broadridge Financial Solutions, Inc. (“Broadridge”) and the performance of the Fund’s primary benchmark. The Independent Trustees evaluated the performance and risk characteristics of the Fund over various periods, including over the one-, three- and five-year periods ended December 31, 2023 and April 30, 2024. They considered that the Fund had underperformed the median of its Broadridge performance universe for the three- and five-year periods ended December 31, 2023 and outperformed the median of its Broadridge performance universe for the one-year period ended December 31, 2023. The Independent Trustees also took into account that the Fund had underperformed its primary benchmark for the three- and five-year periods ended December 31, 2023 and outperformed its primary benchmark for the one-year period ended December 31, 2023. In addition, the Independent Trustees considered that the Fund had underperformed its primary benchmark for the one-, three- and five-year periods ended April 30, 2024.
The Independent Trustees considered that the Funds’ portfolio managers, along with the Global Head of Equities at Columbia Threadneedle and the Head of European Equity Investments at Columbia Threadneedle, had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps taken to improve the Fund’s performance as well as the impact of investment style in the recent market environment. The Independent Trustees concluded that CWAM and its affiliates had taken, and continued to take, a number of corrective steps to improve the performance of the Fund and that the Performance Committee was monitoring the Fund’s performance closely.
In light of this information, the Independent Trustees concluded that the Fund’s performance was satisfactory versus its performance universe and primary benchmark.
Wanger International  | 2024

Board Consideration and Approval of Advisory
Agreement (continued)
(Unaudited)
Costs of services and profits realized by CWAM
At various Committee and Board meetings, the Independent Trustees examined detailed information on the fees and expenses of the Fund compared with information for similar funds provided by Broadridge. The Independent Trustees noted that, the Fund’s net expenses and actual advisory fees paid were higher than the median of its Broadridge expense group.
In considering the total expense levels of the Fund, the Independent Trustees also considered the total expenses of the Fund relative to its three- and five-year performance, as prepared by Broadridge.
In addition, the Independent Trustees took into account that CWAM had contractually agreed through April 30, 2025 to limit fees and expenses so that the Fund’s total expenses did not increase versus the prior year. They noted that during the prior year, the advisory fees paid by the Fund were generally comparable to those paid by Columbia Acorn International, a series of Columbia Acorn Trust, which was managed similarly by CWAM, at similar asset levels. They further noted that upon recommendation of the Contract Committee, of which each Independent Trustee was a member, and upon recommendation of the Performance Committee, the Board had approved the proposal of CWAM and its affiliates to fully align the investment strategies and advisory fee schedule for the Fund and Columbia Acorn International, to be effective on or about September 3, 2024.
The Independent Trustees took into account that CWAM did not manage other investment companies as a sub-adviser or other institutional separate accounts that had investment strategies similar to the Fund.
The Independent Trustees reviewed an analysis of CWAM’s profitability in serving as the Fund’s investment manager and of CWAM and its affiliates in their relationships with the Fund. They considered that the Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and fund-by-fund basis. In addition, the Independent Trustees considered an analysis of CWAM’s anticipated profitability in serving as the investment manager to the funds in the Trust and Columbia Acorn Trust at various hypothetical levels of total assets. They reviewed the methodology used by CWAM and Ameriprise to determine the level of compensation payable to portfolio managers and the competitive market for investment management talent and whether the methodology was aligned with shareholders’ interests. The Independent Trustees were provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The Independent Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that the profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Independent Trustees considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. It was noted, however, that the Fund had lost assets. The Independent Trustees noted that the advisory fee schedule for the Fund included breakpoints in the rate of fees at various asset levels. In evaluating whether CWAM was sharing economies of scale with Fund shareholders, the Independent Trustees also took into account the expense limitation or waivers that CWAM had agreed to for the Fund for 2024 and 2025. The Independent Trustees concluded that the fee structure of the Advisory Agreement for the Fund reflected a sharing of economies of scale between CWAM and the Fund.
Other benefits to CWAM
The Independent Trustees reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Fund, based upon information provided to them by Ameriprise. They noted that the Fund’s transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which received compensation from the Fund for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment

Wanger International  | 2024

Board Consideration and Approval of Advisory
Agreement (continued)
(Unaudited)
Distributors, Inc., served as the Fund’s distributor under an underwriting agreement but received no fees for its services to the Fund. In addition, they considered that Columbia Management provided sub-administration services to the Fund. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
The Independent Trustees considered other ways that the Fund and CWAM might potentially benefit from their relationship with each other. For example, the Independent Trustees considered CWAM’s use of commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of CWAM. They noted that the Performance Committee and the Audit & Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Independent Trustees also considered that the Performance Committee and/or Board regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Fund’s portfolio transactions. The Independent Trustees determined that CWAM’s use of the Fund’s “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefited from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Fund, and that the Fund benefitted from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM.
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Independent Trustees concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of the Fund. At the Board meeting held on June 12, 2024, the Independent Trustees approved the continuation of the Advisory Agreement for the Fund through July 31, 2025.
Wanger International  | 2024

Wanger International
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For variable fund and variable contract prospectuses and/or summary prospectuses, which contain this and other important information, including the fees and expenses imposed under your contract, investors should contact their financial advisor or insurance representative. Read the prospectus for the Fund and your variable contract carefully before investing. Columbia Wanger Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and are managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2024 Columbia Management Investment Advisers, LLC.
SAR7062_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Principal Accounting and Financial Officer

Date	August 22, 2024